Shareholders' Equity (Details Narrative)									1 Months Ended												2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 10, 2016 $ / shares shares	Dec. 24, 2015 USD ($) $ / shares shares	Nov. 25, 2015 USD ($) $ / shares shares	Feb. 03, 2015 USD ($) $ / shares	Feb. 03, 2015 USD ($) $ / shares shares	Jul. 14, 2014 $ / shares shares	Mar. 18, 2014 $ / shares shares	Feb. 12, 2014	Feb. 29, 2016 USD ($) $ / shares shares	Jan. 29, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Nov. 30, 2015 shares	Oct. 31, 2015 USD ($) $ / shares shares	Aug. 31, 2015 shares	Jun. 30, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) $ / shares shares	Jan. 31, 2015 USD ($) $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	May 31, 2014 shares	Jan. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) shares	Mar. 29, 2016 shares	Sep. 30, 2015 $ / shares shares	Apr. 30, 2015 $ / shares shares	Jan. 30, 2015 $ / shares shares
Fair value of estimated consideration interest | $																										$ 1,000,000
Reverse stock split							1-for-10.9532 basis
Common stock, shares authorized							22,500,000				500,000,000											500,000,000		500,000,000		500,000,000	500,000,000
Common stock, par value | $ / shares							$ 0.01				$ 0.0001											$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized							2,500,000				20,000,000											20,000,000		20,000,000		20,000,000	20,000,000
Issuance of convertible preferred stock, shares											44,030											44,030		43,530		44,030	2,229,702
Convertible preferred stock price per share | $ / shares											$ .0001											$ .0001		$ 0.0001		$ .0001	$ 0.0001
Warrants to purchase of common stock, shares											1,313							237,570				1,313				1,313
Warrants price per share | $ / shares											$ 60.00							$ 28.20				$ 60.00				$ 60.00
Number of common stock shares issued																								3,938		263
Proceeds from equity offering | $																								$ 1,361,000
Gross proceeds in the form of promissory notes payable | $																								3,050,000	$ 750,000	$ 1,150,000	$ 8,261,340
Conversion of debt into stock | $																				$ 986,793					752,000	752,000	7,288,025
Debt converted into the stock shares																				16,458
Proceeds from issuance of common stock | $																								1,266,341	33,829	255,991	5,579,208
Percentage of preferred stock shares issued and outstanding																		125.00%
Other expense | $																										7,906
Recognized expense | $																										3,704,682
Fair value of warrants | $																								$ 3,106,733	2,646,170	3,421,670
Warrants value | $											$ 537,000				$ 49,000							$ 537,000			$ 49,000	$ 537,000	$ 146,000
February 25, 2016 [Member]
Number of shares sold in private placement																										245,226
Accredited investors price per share | $ / shares											$ 5.55											$ 5.55				$ 5.55
Warrants [Member]
Warrants to purchase of common stock, shares																		172,223		20,167											54,750
Warrants price per share | $ / shares											$ 6.75									$ 3.60		$ 6.75				$ 6.75					$ 21.00
Proceeds from issuance of convertible preferred stock and warrants | $																		$ 5,100,000
Cancellation of debt amount | $																		6,300,000
Conversion of debt into stock | $																												$ 3,285,000
Debt converted into the stock shares																												54,750
Recognized expense | $											$ 20,611															$ 7,374
Percentage of warrants issued equal to percentage of principal amount of debt																				25.00%
Issuance of warrants											3,334											3,334				3,334
Fair value of warrants | $											$ 4,587
Warrants [Member] | February 25, 2016 [Member]
Warrants to purchase of common stock, shares											122,613											122,613				122,613
Warrants price per share | $ / shares											$ 6.90											$ 6.90				$ 6.90
Warrant term																										5 years
Proceeds from equity offering | $																										$ 1,361,000
Five Year Warrant [Member]
Warant term																										5 years
Warrants price per share | $ / shares											$ 6.75											$ 6.75				$ 6.75
Fair value of warrants | $																										$ 2,787
Common Stock [Member]
Conversion of stock, shares converted																										548,842
Number of common stock shares issued																										50,895
Number of common stock shares issued for service																										38,334
Financial Service Agreements [Member]
Warant term																	5 years
Number of common stock shares issued									31,000					26,667
Financial Service Agreements [Member] | February 2016 [Member]
Number of common stock shares issued														31,000
Financial Service Agreements [Member] | February 2016 [Member]
Number of common stock shares issued																										31,000
Equity Exchange Agreement [Member] | Lincoln Park Capital LLC [Member]
Number of common stock shares issued													27,778													50,895
Proceeds from issuance of common stock | $													$ 1,000,000													$ 190,327
Equity issuance costs | $																										82,428
Equity Exchange Agreement [Member] | ROTH Capital Partners [Member]
Number of common stock shares issued for service												11,667
Private Placement [Member] | Warrants [Member]
Warant term										5 years
Warrants to purchase of common stock, shares										250,000
Warrants price per share | $ / shares										$ 0.329
Proceeds from issuance of convertible preferred stock and warrants | $										$ 164,500
Number of common stock shares issued										231,000												15,400
Fair value of anti-dilutive exercise price | $										$ 43,000	$ 43,000											$ 43,000				$ 43,000
Fair value of warrants | $										$ 568,000												$ 568,000
Private Placement [Member] | Common Stock [Member]
Common stock, shares authorized											173,667											173,667				173,667
Warant term			5 years
Warrants to purchase of common stock, shares		31,167	11,208								16,242											16,242				16,242
Warrants price per share | $ / shares		$ 7.22	$ 11,208								$ 7.22											$ 7.22				$ 7.22
Warrants adjusted price per share | $ / shares		$ 4.94	$ 7.22								$ 4.94											$ 4.94				$ 4.94
Fair value of expense | $																						$ 9,000
Proceeds from issuance of convertible preferred stock and warrants | $																						80,150
Warrant liability | $											$ 931,577											$ 931,577				$ 931,577
Number of common stock shares issued			31,167																			191,034
Proceeds from issuance of common stock | $																						$ 1,171,000
Percentage of preferred stock shares issued and outstanding											110.00%											110.00%				110.00%
Fair value of warrants | $		$ 24,000	$ 30,000
IPO [Member]
Note maturity date						Jan. 31, 2016
Conversion of debt into stock | $																		$ 6,301,241
Debt converted into the stock shares						15,098												342,612
Maximum [Member] | Warrants [Member]
Warant term																				5 years
Minimum [Member] | Warrants [Member]
Warant term																				3 years
Series A Convertible Preferred Stock [Member]
Issuance of convertible preferred stock, shares											148,647											148,647	9,000			148,647	2,229,702			9,000
Convertible preferred stock price per share | $ / shares																							$ 1.50				$ 1.50			$ 1.50
Warant term																							5 years			5 years	5 years
Warrants to purchase of common stock, shares											148,647											148,647	600			148,647	148,647			600
Warrants price per share | $ / shares											$ 30.00											$ 30.00	$ 30.00			$ 30.00	$ 30.00			$ 30.00
Warrants adjusted price per share | $ / shares																							$ 4.94				$ 4.94			$ 4.94
Proceeds from issuance of convertible preferred stock and warrants | $																											$ 3,000,000
Conversion of stock, shares converted																2,238,702
Conversion of stock, shares issued																194,670
Fair value of warrants | $																										$ 163,570
Series A Convertible Preferred Stock [Member] | Warrants [Member]
Issuance of convertible preferred stock, shares											600					670,475					670,475	600				600
Warant term																									5 years
Warrants to purchase of common stock, shares											137,727				600	2,065,891					2,065,891	137,727			600	137,727
Warrants price per share | $ / shares											$ 7.22				$ 30.00	$ 7.22					$ 7.22	$ 7.22			$ 30.00	$ 7.22
Warrants adjusted price per share | $ / shares				$ 4.94	$ 4.94						4.94				$ 4.94	$ 4.94					$ 4.94	4.94			$ 4.94	4.94
Proceeds from issuance of convertible preferred stock and warrants | $																$ 5,000,000
Conversion of stock, shares converted																									9,000
Minimum aggregate financing required after closing for full ratchet | $				$ 5,000,000
Series A Convertible Preferred Stock [Member] | Maximum [Member]
Convertible preferred stock price per share | $ / shares				$ 1.50	1.50
Series A Convertible Preferred Stock [Member] | Maximum [Member] | Warrants [Member]
Warrants price per share | $ / shares				30.00	30.00
Series A Convertible Preferred Stock [Member] | Minimum [Member]
Convertible preferred stock price per share | $ / shares				1.15	1.15
Series A Convertible Preferred Stock [Member] | Minimum [Member] | Warrants [Member]
Warrants price per share | $ / shares				17.25	17.25						$ 17.25											$ 17.25				$ 17.25
Series B Convertible Preferred Stock [Member]
Issuance of convertible preferred stock, shares																							2,065,891									137,727
Convertible preferred stock price per share | $ / shares				$ 1.15	$ 1.15																											$ 17.25
Warant term																	5 years						5 years
Warrants to purchase of common stock, shares																							137,727									137,727
Warrants price per share | $ / shares																							$ 17.25									$ 17.25
Warrants adjusted price per share | $ / shares																							$ 4.94									$ 4.94
Proceeds from issuance of convertible preferred stock and warrants | $																	$ 2,200,000						$ 2,200,000
Conversion of stock, shares converted																2,065,891
Conversion of stock, shares issued																137,727
Preferred stock conversion price | $ / shares																							$ 1.15
Series B Convertible Preferred Stock [Member] | Warrants [Member]
Warant term																									5 years
Warrants to purchase of common stock, shares															137,727										137,727
Warrants price per share | $ / shares															$ 17.25										$ 17.25
Warrants adjusted price per share | $ / shares															$ 4.94										$ 4.94
Conversion of stock, shares converted																									2,065,891
Minimum aggregate financing required after closing for full ratchet | $																					$ 5,000,000
Series C Convertible Preferred Stock [Member]
Issuance of convertible preferred stock, shares															44,030										44,030
Convertible preferred stock price per share | $ / shares															$ 100.00										$ 100.00
Warant term															5 years									5 years
Warrants to purchase of common stock, shares															670,475									670,475	670,475
Warrants price per share | $ / shares															$ 7.22									$ 7.22	$ 7.22
Warrants adjusted price per share | $ / shares															$ 4.94									$ 4.94	4.94
Conversion of stock, shares converted																								44,030
Preferred stock dividend rate															10.00%
Preferred stock conversion price | $ / shares															$ 4.94										$ 4.94
Gross proceeds in the form of cash and non cash | $															$ 4,403,000
Gross proceeds in the form of cash | $															$ 2,951,000
Promissory notes term															150 days
Number of shares sold in private placement																								3,137,837
Accredited investors price per share | $ / shares																								$ 0.37
Gross proceeds in the form of promissory notes payable | $															$ 950,000											$ 950,000
Proceeds from issuance of common stock | $															$ 10,000,000
Preferred stock converted of common stock closing price percentage															100.00%
Percentage of preferred stock shares issued and outstanding															50.00%										50.00%
Series C Convertible Preferred Stock [Member] | Warrants [Member]
Issuance of convertible preferred stock, shares																44,030					44,030
Warrants price per share | $ / shares																$ 7.22					$ 7.22
Warrants adjusted price per share | $ / shares															$ 4.94	4.94					4.94				$ 4.94
Warrants value | $											$ 47,000											$ 47,000		$ 77,000		47,000
Series C Convertible Preferred Stock [Member] | Minimum [Member] | Warrants [Member]
Warrants price per share | $ / shares															7.22	$ 17.25					$ 17.25				7.22
Former Series A and B Preferred Stock Holders [Member]
Warrants price per share | $ / shares															7.22										7.22
Warrants adjusted price per share | $ / shares															4.97										4.97
Former Series A and B Preferred Stock Holders [Member] | Minimum [Member]
Warrants price per share | $ / shares															$ 17.25										$ 17.25
Series A, B, C Convertible Preferred Stock [Member]
Proceeds from issuance of convertible preferred stock and warrants | $																								2,175,332		2,175,332
Warrants value | $											$ 2,175,000											$ 2,175,000		$ 2,988,000		2,175,000
Sharesholders [Member] | Series C Convertible Preferred Stock [Member]
Proceeds from issuance of common stock | $																										$ 6,750,000
Number of common stock shares issued for merger, shares																										25,521
Michael J. Hanson [Member]
Warant term																								5 years
Warrants to purchase of common stock, shares																								663,117					250,000
Warrants price per share | $ / shares																								$ 0.329
Fair value of expense | $																								$ 299,000
Warrant liability | $																								$ 179,973
Number of common stock shares issued																								1,646,886
Number of shares sold in private placement																								1,497,168
Gross proceeds in the form of promissory notes payable | $																								$ 493,000
Warrants value | $																								$ 33,000
Michael J. Hanson [Member] | February 2016 [Member]
Warrants to purchase of common stock, shares											8,334											8,334				8,334
Warrants price per share | $ / shares											$ 4.94											$ 4.94				$ 4.94
Note payable outstanding | $											$ 75,000											$ 75,000				$ 75,000
Michael J. Hanson [Member] | March 29, 2016 [Member]
Warrants to purchase of common stock, shares											16,667											16,667				16,667
Note maturity date																										Jan. 31, 2017
Michael J. Hanson [Member] | Warrants [Member]
Warrants to purchase of common stock, shares																											29,211
Warrants price per share | $ / shares																											$ 30.00
Michael J. Hanson [Member] | Equity Exchange Agreement [Member]
Warant term													5 years
Warrants to purchase of common stock, shares													50,442
Warrants price per share | $ / shares													$ 20.25
Conversion of stock, shares converted													25,521
Michael J. Hanson [Member] | Series B Convertible Preferred Stock [Member]
Cancellation of debt amount | $																										$ 250,000
Conversion of debt into stock | $					$ 250,000
Debt converted into the stock shares					217,391
Michael J. Hanson [Member] | Series C Convertible Preferred Stock [Member]
Warrants to purchase of common stock, shares															15,533										15,533
Warrants price per share | $ / shares															$ 0.4816										$ 0.4816
Warrants adjusted price per share | $ / shares															$ 0.329										$ 0.329
Conversion of debt into stock | $															$ 102,000										$ 302,000
Debt converted into the stock shares															1,020										3,020
Series A and B Convertible Preferred Holders [Member]
Convertible preferred stock price per share | $ / shares											$ 17.25											$ 17.25				$ 17.25
Warrants adjusted price per share | $ / shares											4.94											4.94		$ 4.94		$ 4.94
Fair value of expense | $																								$ 71,619
Conversion of stock, shares issued																								4,985		4,985
Number of common stock shares issued																								74,765		74,765
Preferred stock dividend rate																								8.00%		8.00%
Minimum aggregate financing required after closing for full ratchet | $																								$ 5,000,000		$ 5,000,000
Series A and B Convertible Preferred Holders [Member] | Maximum [Member]
Warrants price per share | $ / shares											2.00											2.00		$ 17.25		$ 2.00
Preferred stock conversion price | $ / shares											1.50											1.50		17.25		1.50
Series A and B Convertible Preferred Holders [Member] | Minimum [Member]
Warrants price per share | $ / shares											1.15											1.15		7.22		1.15
Preferred stock conversion price | $ / shares											$ 1.15											$ 1.15		$ 7.22		$ 1.15
James L. Davis [Member]
Warrants to purchase of common stock, shares	5,000								16,667																				250,000
Warrants price per share | $ / shares	$ 4.94								$ 4.94
Note maturity date	Jan. 11, 2017								Jan. 31, 2017
Conversion of stock, shares converted									8,334
Conversion of stock, shares issued	6,667
Note payable outstanding | $									$ 150,000
James L. Davis [Member] | February 2016 [Member]
Warrants to purchase of common stock, shares											16,667											16,667				16,667
Warrants price per share | $ / shares											$ 4.94											$ 4.94				$ 4.94
Note payable outstanding | $											$ 150,000											$ 150,000				$ 150,000
James L. Davis [Member] | March 29, 2016 [Member]
Warrants to purchase of common stock, shares											8,334											8,334				8,334
Note maturity date																										Jan. 11, 2017
James L. Davis [Member] | Warrants [Member]
Warant term																											5 years
Warrants to purchase of common stock, shares																											39,429
Warrants price per share | $ / shares																											$ 30.00
Percentage of preferred stock shares issued and outstanding																											100.00%
Fair value of warrants | $																											$ 46,000
James L. Davis [Member] | Series C Convertible Preferred Stock [Member]
Conversion of debt into stock | $																									$ 200,000
Debt converted into the stock shares																									2,000
Messrs [Member] | Series C Convertible Preferred Stock [Member]
Gross proceeds in the form of promissory notes payable | $															$ 950,000
Consulting [Member]
Warant term																			5 years
Number of warrants to be issued upon the completion of an IPO																			3,334
Number of warrants to be issued upon achievement of certain performance goals																			2,000								2,000
Issuance of warrants																											3,334
Consulting [Member] | Series C Convertible Preferred Stock [Member]
Number of common stock shares issued																											149
Recognized expense | $																											$ 3,000
Former Sharesholders [Member] | Series A and B Preferred Stock [Member]
Conversion of stock, shares issued																										548,842
Recognized expense | $																										$ 3,704,682
Two Directors [Member] | Warrants [Member]
Conversion of debt into stock | $																										$ 2,875,000
Debt converted into the stock shares																										47,917
Fair value of warrants | $																										$ 573
Invsetor [Member]
Common stock, par value | $ / shares																											$ 22.50
Warrants to purchase of common stock, shares																											21,689
Proceeds from issuance of convertible preferred stock and warrants | $																											$ 590,320
Gross proceeds in the form of cash | $																											$ 60,327
Debt converted into the stock shares																											10,845
Proceeds from issuance of common stock | $																											$ 650,647
Three Individual Investors [Member]
Warant term																	10 years
Warrants to purchase of common stock, shares											7,329						5,000					7,329				7,329
Warrants price per share | $ / shares											$ 17.25						$ 21.00					$ 17.25				$ 17.25
Fair value of warrants | $																								$ 11,238		$ 11,238
Directors [Member] | Five Year Warrant [Member]
Warant term															5 years
Warrants to purchase of common stock, shares											16,127				16,127	27,175					27,175	16,127			16,127	16,127
Warrants price per share | $ / shares											$ 6.60				$ 6.60	$ 17.25					$ 17.25	$ 6.60			$ 6.60	$ 6.60
Fair value of warrants | $															$ 22,000	$ 76,489
Lease term															2 years	3 years
Placement Agents [Member] | Warrants [Member]
Warant term																									5 years	5 years
Warrants to purchase of common stock, shares											18				18							18			18	18	6,682
Warrants price per share | $ / shares											$ 30.00				$ 30.00							$ 30.00			$ 30.00	$ 30.00	$ 30.00
Warrants adjusted price per share | $ / shares															7.22										7.22
Placement Agents [Member] | Warrant Two [Member]
Warrants to purchase of common stock, shares											4,930											4,930		46,934		4,930
Warrants price per share | $ / shares											$ 7.22											$ 7.22		$ 7.22		$ 7.22
Placement Agents [Member] | Warrant Three [Member]
Warrants to purchase of common stock, shares											46,934											46,934		16,117		46,934
Warrants price per share | $ / shares											$ 7.22											$ 7.22		$ 7.88		$ 7.22
Placement Agents [Member] | Warrant Four [Member]
Warrants to purchase of common stock, shares											16,242											16,242				16,242
Warrants price per share | $ / shares											$ 4.94											$ 4.94				$ 4.94
Former Series A and B Preferred Stock Holders [Member]
Warrants adjusted price per share | $ / shares																								4.94
Former Series A and B Preferred Stock Holders [Member] | Maximum [Member]
Warrants to purchase of common stock, shares											16,117											16,117				16,117
Warrants price per share | $ / shares											$ 7.88											$ 7.88		7.22		$ 7.88
Former Series A and B Preferred Stock Holders [Member] | Minimum [Member]
Warrants price per share | $ / shares																								$ 17.25
Former Senior Lender [Member]
Warrants to purchase of common stock, shares											5,082											5,082		5,082		5,082
Warrants price per share | $ / shares											$ 135.00											$ 135.00		$ 135.00		$ 135.00
Warrant expiration date																								Oct. 30, 2017		Oct. 30, 2017
Former Senior Lender [Member] | Series C Preferred Stock Offering [Member]
Warrants adjusted price per share | $ / shares											$ 3.90				$ 5.25							$ 3.90			$ 5.25	$ 3.90
Conversion of stock, shares converted																									130,677
Conversion of stock, shares issued																										175,911
Number of shares sold in private placement																										175,911
Warrants value | $											$ 537,000											$ 537,000		$ 754,000		$ 537,000
DE Acquisition 2, Inc [Member]
Conversion shares of common stock ratio								10.9532
Percentage of fully diluted shares of outstanding											3.00%											3.00%				3.00%
Percentage of interest																										3.00%
Fair value of estimated consideration interest | $																										$ 507,000
Long term debt assumed | $																										$ 85,105
DE Acquisition 2, Inc [Member] | Sharesholders [Member]
Additional common stock shares issued for merger																										2,166
Number of common stock shares issued for merger, shares																										32,598
Select Mobile Money [Member] | Board Of Directors [Mermber]
Common stock, par value | $ / shares						$ 22.50
Number of common stock shares issued						300,000